Financial results, net	12 Months Ended
Dec. 31, 2023
Interest Income (Expense), Net [Abstract]
Financial results, net	Financial results, net
The following table presents the components of financial results, net:

	Year ended December 31,
	2023	2022	2021
Foreign exchange losses	$(12,254)	$(39,152)	$(4,509)
Gains / (losses) on derivative financial instruments	2,385	2,940	(1,096)
Interest income	15,289	17,980	5,972
Interest expense	(10,290)	(8,484)	(5,686)
Factoring expense	(32,216)	(18,463)	(5,382)
Bank expense	(906)	(1,370)	(278)
Others	1,359	1,090	772
Total financial results, net	$(36,633)	$(45,459)	$(10,207)